SHARE-BASED COMPENSATION PLANS (Summary of RSU Activity Under 2007 Incentive Plan) (Details) - Restricted Stock Units (RSUs) [Member] - Incentive Plan 2007 [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number shares
Unvested at beginning of period | shares	40,888
Granted | shares	52,584
Vested | shares	(32,878)
Forfeited | shares	(10,030)
Unvested at end of period | shares	50,564
Weighted Average Grant-Date Fair Value
Unvested at beginning of year | $ / shares	$ 18.57
Granted | $ / shares	8.98
Vested | $ / shares	17.05
Forfeited | $ / shares	16.43
Unvested at end of year | $ / shares	$ 8.98